Investments (Securities And Letters Of Credit Pledged To Lloyd's As The Company's Corporate Member's Capital) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Letters of credit	$ 124.9
Fixed maturities, at fair value	125.4
Short-term investments, at fair value	4.8
Total securities and letters of credit pledged to Lloyd's	$ 255.1